Document and Entity Information	May 21, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000732717
Document Type	8-K
Document Period End Date	May 21, 2025
Entity Registrant Name	AT&T INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-08610
Entity Tax Identification Number	43-1301883
Entity Address, Address Line One	208 S. Akard St.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	210
Local Phone Number	821-4105
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares (Par Value $1.00 Per Share)
Trading Symbol	T
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 5.000% Perpetual Preferred Stock, Series A
Trading Symbol	T PRA
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 4.750% Perpetual Preferred Stock, Series C
Trading Symbol	T PRC
Security Exchange Name	NYSE
ATT Inc Floating Rate Global Notes Due March 62025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. Floating Rate Global Notes due March 6, 2025
Trading Symbol	T 25A
Security Exchange Name	NYSE
Att Inc .3.550 Global Notes Due November 1820254 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.550% Global Notes due November 18, 2025
Trading Symbol	T 25B
Security Exchange Name	NYSE
Att Inc .3.500 Global Notes Due December 1720258 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.500% Global Notes due December 17, 2025
Trading Symbol	T 25
Security Exchange Name	NYSE
Att Inc .0.250 Global Notes Due March 42026 Member 13 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.250% Global Notes due March 4, 2026
Trading Symbol	T 26E
Security Exchange Name	NYSE
Att Inc .1.800 Global Notes Due September 52026 Member 19 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 5, 2026
Trading Symbol	T 26D
Security Exchange Name	NYSE
Att Inc .2.900 Global Notes Due December 420265 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.900% Global Notes due December 4, 2026
Trading Symbol	T 26A
Security Exchange Name	NYSE
Att Inc .1.600 Global Notes Due May 192028 Member 22 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.600% Global Notes due May 19, 2028
Trading Symbol	T 28C
Security Exchange Name	NYSE
Att Inc .2.350 Global Notes Due September 5202914 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.350% Global Notes due September 5, 2029
Trading Symbol	T 29D
Security Exchange Name	NYSE
Att Inc .4.375 Global Notes Due September 14202915 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.375% Global Notes due September 14, 2029
Trading Symbol	T 29B
Security Exchange Name	NYSE
Att Inc .2.600 Global Notes Due December 1720296 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due December 17, 2029
Trading Symbol	T 29A
Security Exchange Name	NYSE
Att Inc .0.800 Global Notes Due March 420309 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.800% Global Notes due March 4, 2030
Trading Symbol	T 30B
Security Exchange Name	NYSE
Att Inc .3.950 Global Notes Due April 302031 Member 24 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.950% Global Notes due April 30, 2031
Trading Symbol	T 31F
Security Exchange Name	NYSE
Att Inc .2.050 Global Notes Due May 19203220 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.050% Global Notes due May 19, 2032
Trading Symbol	T 32A
Security Exchange Name	NYSE
Att Inc .3.550 Global Notes Due December 1720327 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.550% Global Notes due December 17, 2032
Trading Symbol	T 32
Security Exchange Name	NYSE
Att Inc .3.600 Global Notes Due June 12033 Member 29 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.600% Global Notes due June 1, 2033
Trading Symbol	T 33A
Security Exchange Name	NYSE
Att Inc .5.200 Global Notes Due November 1820331 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.200% Global Notes due November 18, 2033
Trading Symbol	T 33
Security Exchange Name	NYSE
Att Inc .3.375 Global Notes Due March 15203410 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.375% Global Notes due March 15, 2034
Trading Symbol	T 34
Security Exchange Name	NYSE
Att Inc .4.300 Global Notes Due November 1820342 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.300% Global Notes due November 18, 2034
Trading Symbol	T 34C
Security Exchange Name	NYSE
Att Inc .2.450 Global Notes Due March 15203511 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.450% Global Notes due March 15, 2035
Trading Symbol	T 35
Security Exchange Name	NYSE
Att Inc .3.150 Global Notes Due September 4203616 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.150% Global Notes due September 4, 2036
Trading Symbol	T 36A
Security Exchange Name	NYSE
Att Inc .4.050 Global Notes Due June 1203725 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.050% Global Notes due June 1, 2037
Trading Symbol	T 37B
Security Exchange Name	NYSE
Att Inc .2.600 Global Notes Due May 19203821 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due May 19, 2038
Trading Symbol	T 38C
Security Exchange Name	NYSE
Att Inc .1.800 Global Notes Due September 14203917 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 14, 2039
Trading Symbol	T 39B
Security Exchange Name	NYSE
Att Inc .7.000 Global Notes Due April 30204023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 7.000% Global Notes due April 30, 2040
Trading Symbol	T 40
Security Exchange Name	NYSE
Att Inc .4.250 Global Notes Due June 1204326 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due June 1, 2043
Trading Symbol	T 43
Security Exchange Name	NYSE
Att Inc .4.875 Global Notes Due June 1204427 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.875% Global Notes due June 1, 2044
Trading Symbol	T 44
Security Exchange Name	NYSE
Att Inc .4.000 Global Notes Due June 1204928 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.000% Global Notes due June 1, 2049
Trading Symbol	T 49A
Security Exchange Name	NYSE
Att Inc .4.250 Global Notes Due March 1205012 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due March 1, 2050
Trading Symbol	T 50
Security Exchange Name	NYSE
Att Inc .3.750 Global Notes Due September 1205018 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.750% Global Notes due September 1, 2050
Trading Symbol	T 50A
Security Exchange Name	NYSE
Att Inc .5.350 Global Notes Due November 120663 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.350% Global Notes due November 1, 2066
Trading Symbol	TBB
Security Exchange Name	NYSE